Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Rental expenses under operating leases	$ 62	$ 75	$ 177
Future minimum rental payments under operating leases:
Year ending March 31, 2018	45
Year ending March 31, 2019	4
Total minimum lease payments	49
Future minimum rental income
Year ending March 31, 2018	641
Year ending March 31, 2019	412
Year ending March 31, 2020	191
Total minimum future rental income	1,244
Capital commitments for purchase of furniture and fixtures expected to be disbursed	$ 112